Segment Information - Schedule of Identifiable Long-Lived Assets, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net	¥ 955,974	$ 130,967	¥ 1,257,860
IT Related Solution Services [Member]
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net	955,974		1,257,860
Educational content service and other services [Member]
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net